Agreements and Transactions of Related Parties (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset management fees:
Asset management revenue from affiliates	$ 56,666	$ 66,808	$ 76,246
Structuring revenue from affiliates	48,355	46,831	44,525
Incentive termination and subordinated disposition revenue	0	52,515	0
Wholesaling revenue	19,914	11,664	11,096
Reimbursed costs from affiliates	98,245	64,829	60,023
Distributions of Available Cash	30,009	15,535	4,468
Deferred revenue earned	8,492	5,662	0
Revenue earned and cash received from REITs	$ 261,681	$ 263,844	$ 196,358